UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00834

Name of Registrant:	Vanguard Windsor Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  October 31

Date of reporting period: November 1, 2018—April 30, 2019

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2019 Vanguard WindsorTM Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	18

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2019
Windsor Fund	Beginning Account Value 10/31/2018	Ending Account Value 4/30/2019	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,079.43	$1.60
Admiral™ Shares	1,000.00	1,079.89	1.08
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.26	$1.56
Admiral Shares	1,000.00	1,023.75	1.05

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.31% for Investor Shares and 0.21% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Windsor Fund

Sector Diversification

As of April 30, 2019

Communication Services	7.3%
Consumer Discretionary	7.6
Consumer Staples	5.0
Energy	9.0
Financials	23.1
Health Care	11.9
Industrials	11.8
Information Technology	14.0
Materials	4.7
Real Estate	3.5
Utilities	2.1

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Windsor Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (98.2%)[1]
Communication Services (7.1%)
	Comcast Corp. Class A	8,041,464	350,045
	Verizon Communications Inc.	5,590,773	319,736
*	Alphabet Inc. Class A	174,344	209,032
	Interpublic Group of Cos. Inc.	4,983,648	114,624
	Activision Blizzard Inc.	2,301,100	110,936
*	Electronic Arts Inc.	987,331	93,451
	Omnicom Group Inc.	1,090,470	87,270
	AT&T Inc.	1,666,954	51,609
	News Corp. Class A	1,919,513	23,840
			1,360,543
Consumer Discretionary (7.4%)
	Ford Motor Co.	17,932,958	187,399
	Newell Brands Inc.	12,257,630	176,265
	TJX Cos. Inc.	2,817,600	154,630
	Expedia Group Inc.	1,179,072	153,091
	Lear Corp.	1,013,660	144,953
*	Norwegian Cruise Line Holdings Ltd.	2,394,734	135,039
	General Motors Co.	2,854,087	111,167
*	Mohawk Industries Inc.	644,181	87,769
	Hilton Worldwide Holdings Inc.	925,063	80,471
	Lennar Corp. Class A	1,367,190	71,135
	PVH Corp.	485,958	62,684
	Gildan Activewear Inc. Class A	1,509,190	55,644
			1,420,247
Consumer Staples (4.8%)
	Kroger Co.	8,497,891	219,076
	Archer-Daniels-Midland Co.	3,365,936	150,121
*	US Foods Holding Corp.	4,053,156	148,143
	British American Tobacco plc	3,662,543	143,385
	Philip Morris International Inc.	1,638,267	141,808
	Walmart Inc.	826,339	84,981
	Kellogg Co.	625,000	37,687
			925,201
Energy (8.8%)
	Concho Resources Inc.	1,876,948	216,562
	Halliburton Co.	6,881,663	194,957
	Chevron Corp.	1,617,183	194,159
	Exxon Mobil Corp.	1,713,960	137,597
	Royal Dutch Shell plc ADR	2,157,910	137,092
	Canadian Natural Resources Ltd.	4,492,516	134,686
	Diamondback Energy Inc.	1,171,246	124,609
	Enbridge Inc.	3,176,829	117,352
	Pioneer Natural Resources Co.	676,275	112,573
	Encana Corp.	15,468,075	107,194
	National Oilwell Varco Inc.	3,521,219	92,045
	Cenovus Energy Inc.	6,621,254	65,616
	Baker Hughes a GE Co. Class A	2,076,074	49,867
			1,684,309
Financials (22.7%)
	Bank of America Corp.	16,208,686	495,662
	Citigroup Inc.	5,410,026	382,489
	MetLife Inc.	7,944,434	366,477
	American International Group Inc.	7,055,753	335,642
	Wells Fargo & Co.	4,787,285	231,752
	Raymond James Financial Inc.	2,461,000	225,354
*	Athene Holding Ltd. Class A	4,483,500	202,475
	Capital One Financial Corp.	1,797,232	166,837

4

Windsor Fund

			Market
			Value•
		Shares	($000)
	PNC Financial Services Group Inc.	1,217,711	166,741
	Unum Group	4,342,029	160,308
	JPMorgan Chase & Co.	1,376,293	159,719
	Morgan Stanley	3,128,833	150,966
^	ING Groep NV ADR	11,087,370	141,475
	Voya Financial Inc.	2,353,572	129,187
	AXA Equitable Holdings Inc.	5,594,427	126,937
	Assurant Inc.	1,238,737	117,680
	Prudential Financial Inc.	1,031,329	109,022
	Goldman Sachs Group Inc.	493,525	101,627
	Franklin Resources Inc.	2,695,150	93,225
	Zions Bancorp NA	1,527,687	75,361
	M&T Bank Corp.	408,085	69,403
	Intercontinental Exchange Inc.	783,317	63,723
	Fifth Third Bancorp	2,159,384	62,233
	KeyCorp	3,143,625	55,171
	Axis Capital Holdings Ltd.	954,301	54,252
	KKR & Co. Inc. Class A	2,130,259	52,085
	UBS Group AG	2,753,680	37,009
	Invesco Ltd.	695,225	15,274
			4,348,086
Health Care (11.7%)
	CVS Health Corp.	5,512,586	299,774
	UnitedHealth Group Inc.	1,104,498	257,425
	Koninklijke Philips NV	5,253,714	225,615
	Medtronic plc	2,513,702	223,242
	Bristol-Myers Squibb Co.	4,366,628	202,742
	Allergan plc	1,156,752	170,043
	McKesson Corp.	1,364,739	162,745
	Humana Inc.	564,800	144,256
*	Mylan NV	4,389,901	118,483
	Amgen Inc.	544,444	97,630
*	Biogen Inc.	383,991	88,026
	Merck & Co. Inc.	1,031,161	81,163
	Pfizer Inc.	1,888,111	76,676
	Cigna Corp.	298,096	47,350
	Cardinal Health Inc.	822,527	40,065
			2,235,235
Industrials (11.6%)
	Harris Corp.	1,319,287	222,300
	Southwest Airlines Co.	4,031,014	218,602
^	Wabtec Corp.	2,858,355	211,718
	General Electric Co.	19,315,466	196,438
	Ferguson plc	2,666,119	189,737
*	IHS Markit Ltd.	3,177,169	181,925
	Eaton Corp. plc	1,978,892	163,892
	Raytheon Co.	823,492	146,244
	Johnson Controls International plc	3,558,046	133,427
*	Sensata Technologies Holding plc	2,372,931	118,504
	Stanley Black & Decker Inc.	746,140	109,384
	JB Hunt Transport Services Inc.	977,955	92,397
	Honeywell International Inc.	470,486	81,691
	Dover Corp.	613,189	60,117
	Parker-Hannifin Corp.	317,760	57,540
	L3 Technologies Inc.	166,050	36,295
*	Resideo Technologies Inc.	150,089	3,407
			2,223,618
Information Technology (13.7%)
	Broadcom Inc.	1,320,425	420,423
*	Arrow Electronics Inc.	3,110,001	262,826
*	Micron Technology Inc.	5,638,288	237,147
	Intel Corp.	4,491,775	229,260
	Marvell Technology Group Ltd.	7,915,746	198,052
^	Oracle Corp.	3,473,300	192,178
	SS&C Technologies Holdings Inc.	2,799,798	189,434
	KLA-Tencor Corp.	1,485,394	189,358
	Cognizant Technology Solutions Corp. Class A	1,962,403	143,177
	Hewlett Packard Enterprise Co.	8,187,213	129,440
	Amdocs Ltd.	1,992,886	109,768
*	VeriSign Inc.	543,692	107,352
	Cypress Semiconductor Corp.	5,414,162	93,015
	Juniper Networks Inc.	1,836,089	50,988
	Microsoft Corp.	310,179	40,509
	Cisco Systems Inc.	556,397	31,131
			2,624,058
Materials (4.7%)
	FMC Corp.	2,451,148	193,788
	Celanese Corp. Class A	1,771,107	191,085
	Reliance Steel & Aluminum Co.	1,558,118	143,284
	Vulcan Materials Co.	1,023,352	129,055
	PPG Industries Inc.	926,266	108,836
*	Alcoa Corp.	3,872,900	103,329
*	Livent Corp.	2,292,561	24,714
			894,091

5

Windsor Fund

		Market
		Value•
	Shares	($000)
Other (0.3%)
[2] Vanguard Value ETF	543,476	60,462

Real Estate (3.4%)
Equinix Inc.	561,224	255,189
American Tower Corp.	735,114	143,568
Host Hotels & Resorts Inc.	7,327,142	140,974
Americold Realty Trust	3,734,908	119,554
		659,285
Utilities (2.0%)
Sempra Energy	858,060	109,789
Edison International	1,708,842	108,973
NextEra Energy Inc.	331,788	64,513
Avangrid Inc.	1,258,907	64,468
Entergy Corp.	367,502	35,611
		383,354
Total Common Stocks (Cost $15,389,074)		18,818,489
Temporary Cash Investments (1.9%)[1]
Money Market Fund (1.4%)
[3,4] Vanguard Market Liquidity Fund, 2.545%	2,718,007	271,828

	Face
	Amount ($000)
Repurchase Agreement (0.4%)
Bank of America Securities, LLC 2.720%, 5/1/19 (Dated 4/30/19, Repurchase Value $84,006,000, collateralized by Government National Mortgage Assn. 3.000%, 11/20/46, with a value of $85,680,000)	84,000	84,000
U.S. Government and Agency Obligations (0.1%)
[5] United States Treasury Bill, 2.492%, 5/23/19	5,000	4,993
[5] United States Treasury Bill, 2.407%, 6/13/19	10,000	9,971
United States Treasury Bill, 2.480%, 9/5/19	1,000	992
		15,956
Total Temporary Cash Investments (Cost $371,759)		371,784
Total Investments (100.1%) (Cost $15,760,833)		19,190,273

		Amount
		($000)
Other Assets and Liabilities (-0.1%)
Other Assets
Investment in Vanguard		916
Receivables for Investment Securities Sold		35,393
Receivables for Accrued Income		25,181
Receivables for Capital Shares Issued		1,693
Variation Margin Receivable—Futures Contracts		190
Other Assets		1,905
Total Other Assets		65,278
Liabilities
Payables for Investment Securities Purchased		(27,190)
Collateral for Securities on Loan		(26,474)
Payables for Capital Shares Redeemed		(6,411)
Payables to Investment Advisor		(3,449)
Payables to Vanguard		(19,977)
Total Liabilities		(83,501)
Net Assets (100%)		19,172,050

6

Windsor Fund

At April 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	14,739,541
Total Distributable Earnings (Loss)	4,432,509
Net Assets	19,172,050

Investor Shares—Net Assets
Applicable to 218,800,502 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,645,506
Net Asset Value Per Share—Investor Shares	$21.23

Admiral Shares—Net Assets
Applicable to 202,852,907 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,526,544
Net Asset Value Per Share—Admiral Shares	$71.61

• See Note A in Notes to Financial Statements.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25,507,000.

* Non-income-producing security.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.7% and 1.4%, respectively, of net assets.

2   Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

3   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4   Includes $26,474,000 of collateral received for securities on loan.

5   Securities with a value of $4,618,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

7

Windsor Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	678	99,954	6,464

See accompanying Notes, which are an integral part of the Financial Statements.

8

Windsor Fund

Statement of Operations

Six Months Ended April 30, 2019
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	211,232
Dividends—Affiliated Issuers	898
Interest—Unaffiliated Issuers	2,000
Interest—Affiliated Issuers	3,151
Securities Lending—Net	153
Total Income	217,434
Expenses
Investment Advisory Fees—Note B
Basic Fee	11,663
Performance Adjustment	(4,412)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	4,779
Management and Administrative—Admiral Shares	8,591
Marketing and Distribution—Investor Shares	216
Marketing and Distribution—Admiral Shares	257
Custodian Fees	50
Shareholders’ Reports—Investor Shares	21
Shareholders’ Reports—Admiral Shares	38
Trustees’ Fees and Expenses	9
Total Expenses	21,212
Net Investment Income	196,222
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	884,094
Investment Securities Sold—Affiliated Issuers	8,244
Futures Contracts	2,242
Foreign Currencies	1
Realized Net Gain (Loss)	894,581
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	318,352
Investment Securities—Affiliated Issuers	(4,734)
Futures Contracts	11,799
Foreign Currencies	33
Change in Unrealized Appreciation (Depreciation)	325,450
Net Increase (Decrease) in Net Assets Resulting from Operations	1,416,253

1 Dividends are net of foreign withholding taxes of $2,490,000.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Windsor Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	196,222	367,597
Realized Net Gain (Loss)	894,581	1,740,492
Change in Unrealized Appreciation (Depreciation)	325,450	(2,369,959)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,416,253	(261,870)
Distributions
Net Investment Income
Investor Shares	(50,499)	(80,060)
Admiral Shares	(166,270)	(251,761)
Realized Capital Gain[1]
Investor Shares	(393,302)	(139,411)
Admiral Shares	(1,237,338)	(398,253)
Total Distributions	(1,847,409)	(869,485)
Capital Share Transactions
Investor Shares	275,553	(456,403)
Admiral Shares	912,605	445,731
Net Increase (Decrease) from Capital Share Transactions	1,188,158	(10,672)
Total Increase (Decrease)	757,002	(1,142,027)
Net Assets
Beginning of Period	18,415,048	19,557,075
End of Period	19,172,050	18,415,048

1 Includes fiscal 2019 and 2018 short-term gain distributions totaling $63,369,000 and $73,242,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Windsor Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Six Months Ended April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$22.02	$23.38	$19.70	$21.06	$21.98	$19.50
Investment Operations
Net Investment Income	.212 [1]	.417 [1]	.363 [1]	.394	.356 [2]	.279
Net Realized and Unrealized Gain (Loss) on Investments	1.202	(.753)	4.345	(.168)	.026	2.467
Total from Investment Operations	1.414	(.336)	4.708	.226	.382	2.746
Distributions
Dividends from Net Investment Income	(.251)	(.378)	(.433)	(.317)	(.339)	(.266)
Distributions from Realized Capital Gains	(1.953)	(.646)	(.595)	(1.269)	(.963)	—
Total Distributions	(2.204)	(1.024)	(1.028)	(1.586)	(1.302)	(.266)
Net Asset Value, End of Period	$21.23	$22.02	$23.38	$19.70	$21.06	$21.98

Total Return[3]	7.94%	-1.69%	24.53%	1.27%	1.76%	14.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,646	$4,468	$5,191	$4,896	$5,379	$7,179
Ratio of Total Expenses to Average Net Assets[4]	0.31%	0.31%	0.31%	0.30%	0.39%	0.38%
Ratio of Net Investment Income to Average Net Assets	2.09%	1.76%	1.66%	2.01%	1.64%[2]	1.33%
Portfolio Turnover Rate	42%	33%	26%	26%	28%	38%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1  Calculated based on average shares outstanding.

2  Net investment income per share and the ratio of net investment income to average net assets include $.052 and 0.24%, respectively, resulting from income received from Covidien Ltd. in January 2015.

3  Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4  Includes performance-based investment advisory fee increases (decreases) of (0.05%), (0.05%), (0.05%), (0.06%), 0.03%, and 0.03%.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Windsor Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Six Months Ended April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$74.29	$78.88	$66.48	$71.04	$74.17	$65.81
Investment Operations
Net Investment Income	.749 [1]	1.484 [1]	1.295 [1]	1.398	1.291 [2]	1.016
Net Realized and Unrealized Gain (Loss) on Investments	4.047	(2.538)	14.650	(.545)	.062	8.314
Total from Investment Operations	4.796	(1.054)	15.945	.853	1.353	9.330
Distributions
Dividends from Net Investment Income	(.886)	(1.358)	(1.538)	(1.134)	(1.235)	(.970)
Distributions from Realized Capital Gains	(6.590)	(2.178)	(2.007)	(4.279)	(3.248)	—
Total Distributions	(7.476)	(3.536)	(3.545)	(5.413)	(4.483)	(.970)
Net Asset Value, End of Period	$71.61	$74.29	$78.88	$66.48	$71.04	$74.17

Total Return[3]	7.99%	-1.59%	24.63%	1.41%	1.85%	14.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,527	$13,948	$14,366	$11,703	$12,206	$10,884
Ratio of Total Expenses to Average Net Assets[4]	0.21%	0.21%	0.21%	0.20%	0.29%	0.28%
Ratio of Net Investment Income to Average Net Assets	2.19%	1.86%	1.76%	2.11%	1.74%[2]	1.43%
Portfolio Turnover Rate	42%	33%	26%	26%	28%	38%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1  Calculated based on average shares outstanding.

2  Net investment income per share and the ratio of net investment income to average net assets include $.177 and 0.24%, respectively, resulting from income received from Covidien Ltd. in January 2015.

3  Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4  Includes performance-based investment advisory fee increases (decreases) of (0.05%), (0.05%), (0.05%), (0.06%), 0.03%, and 0.03%.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Windsor Fund

Notes to Financial Statements

Vanguard Windsor Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

13

Windsor Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counter-party’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period

14

Windsor Fund

the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  The investment advisory firms Wellington Management Company LLP and Pzena Investment Management, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Wellington Management Company LLP is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years. The basic fee of Pzena Investment Management Company, LLC, is subject to quarterly adjustments based on performance relative to the Russell 1000 Value Index for the preceding three years.

Vanguard manages the cash reserves of the fund as described below.

For the six months ended April 30, 2019, the aggregate investment advisory fee represented an effective annual basic rate of 0.13% of the fund’s average net assets, before a decrease of $4,412,000 (0.05%) based on performance.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines

15

Windsor Fund

approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $916,000, representing 0.00% of the fund’s net assets and 0.37% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	18,259,752	558,737	—
Temporary Cash Investments	271,828	99,956	—
Futures Contracts—Assets[1]	190	—	—
Total	18,531,770	658,693	—

1 Represents variation margin on the last day of the reporting period.

E.  As of April 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	15,760,833
Gross Unrealized Appreciation	4,390,114
Gross Unrealized Depreciation	(954,210)
Net Unrealized Appreciation (Depreciation)	3,435,904

16

Windsor Fund

F.  During the six months ended April 30, 2019, the fund purchased $3,778,966,000 of investment securities and sold $4,131,467,000 of investment securities, other than temporary cash investments.

G.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2019		October 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	195,877	9,829	404,676	17,238
Issued in Lieu of Cash Distributions	430,812	23,376	212,552	9,049
Redeemed	(351,136)	(17,278)	(1,073,631)	(45,424)
Net Increase (Decrease)—Investor Shares	275,553	15,927	(456,403)	(19,137)
Admiral Shares
Issued	423,137	6,053	1,253,586	15,730
Issued in Lieu of Cash Distributions	1,318,603	21,220	605,854	7,647
Redeemed	(829,135)	(12,177)	(1,413,709)	(17,752)
Net Increase (Decrease)—Admiral Shares	912,605	15,096	445,731	5,625

H.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds	Realized				April 30,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	240,417	NA1	NA1	8	21	3,151	—	271,828
Vanguard Value ETF	73,990	—	17,009	8,236	(4,755)	898	—	60,462
Total	314,407	—	17,009	8,244	(4,734)	4,049	—	332,290

1 Not applicable—purchases and sales are for temporary cash investment purposes.

I.  Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

17

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Windsor Fund has renewed the fund’s investment advisory arrangements with Pzena Investment Management, LLC (Pzena), and Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:

Pzena. Founded in 1995, Pzena is a global investment management firm that employs a classic value investment approach. Pzena seeks to buy good businesses at low prices, focusing exclusively on companies that are underperforming their historically demonstrated earnings power. Pzena’s research team conducts intensive fundamental research, buying companies only when the problems are judged to be temporary, management has a viable strategy to generate earnings recovery, and there is meaningful downside protection in case earnings do not recover. Pzena has managed a portion of the fund since 2012.

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. Using a bottom-up, fundamentally driven approach, Wellington Management invests in solid companies whose current fundamentals are depressed relative to longer-term earnings potential. The advisor has the ability to seek undervalued stocks across the capitalization spectrum. The investment team has the support of Wellington Management’s global industry analysts in conducting its research-intensive approach. Wellington Management has advised the fund since its inception in 1958.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

18

Investment performance

The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Pzena or Wellington Management in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders will benefit from economies of scale because of breakpoints in the advisory fee schedules for Pzena and Wellington Management. The breakpoints reduce the effective rate of the fees as the fund assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

19

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q222 062019

Semiannual Report | April 30, 2019 Vanguard Windsor™ II Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	18

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2019
Windsor II Fund	Beginning Account Value 10/31/2018	Ending Account Value 4/30/2019	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,071.19	$1.69
Admiral™ Shares	1,000.00	1,071.67	1.28
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.16	$1.66
Admiral Shares	1,000.00	1,023.55	1.25

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.33% for Investor Shares and 0.25% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Windsor II Fund

Sector Diversification

As of April 30, 2019

Communication Services	7.5%
Consumer Discretionary	7.8
Consumer Staples	5.6
Energy	10.0
Financials	20.7
Health Care	14.8
Industrials	10.1
Information Technology	16.7
Materials	3.9
Real Estate	0.5
Utilities	2.4

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Windsor II Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (96.1%)[1]
Communication Services (7.2%)
	Comcast Corp. Class A	19,450,156	846,665
*	Alphabet Inc. Class A	497,198	596,121
	Verizon Communications Inc.	7,473,708	427,421
*	Alphabet Inc. Class C	335,406	398,623
*	Facebook Inc. Class A	1,294,300	250,318
*	Discovery Communications Inc.	7,638,000	219,669
	Vodafone Group plc ADR	7,754,936	143,621
	Walt Disney Co.	801,655	109,803
	News Corp. Class A	7,851,300	97,513
	CBS Corp. Class B	1,646,100	84,396
	Activision Blizzard Inc.	1,472,760	71,002
*	Electronic Arts Inc.	707,707	66,984
	Interpublic Group of Cos. Inc.	1,543,200	35,494
	Omnicom Group Inc.	358,101	28,659
	AT&T Inc.	142,227	4,403
*	Liberty Media Corp-Liberty SiriusXM Class A	38,202	1,526
	News Corp. Class B	86,146	1,076
*	Liberty Latin America Ltd. Class A	25,863	541
*	TripAdvisor Inc.	8,210	437
	CenturyLink Inc.	4,668	53
			3,384,325
Consumer Discretionary (7.4%)
	Lowe’s Cos. Inc.	8,429,112	953,670
	Dollar General Corp.	5,203,770	656,143
	McDonald’s Corp.	1,877,150	370,869
	DR Horton Inc.	5,387,556	238,723
	General Motors Co.	5,881,637	229,090
	Lennar Corp. Class A	3,332,920	173,412
	Aptiv plc	1,862,076	159,580
	Ross Stores Inc.	1,452,305	141,832
	eBay Inc.	3,015,828	116,863
	Magna International Inc.	1,686,700	93,848
*	Booking Holdings Inc.	41,290	76,593
	Goodyear Tire & Rubber Co.	3,734,700	71,744
	Genuine Parts Co.	563,581	57,790
	Adient plc	2,154,606	49,771
	Harley-Davidson Inc.	1,315,300	48,969
	Hyundai Motor Co.	263,261	31,249
	Darden Restaurants Inc.	18,402	2,164
	Ralph Lauren Corp. Class A	16,023	2,108
	H&R Block Inc.	76,738	2,088
	Lennar Corp. Class B	47,457	1,980
	PulteGroup Inc.	56,276	1,771
	Autoliv Inc.	22,287	1,749
	Foot Locker Inc.	30,299	1,733
	Kohl’s Corp.	22,205	1,579
	Best Buy Co. Inc.	7,403	551
	Whirlpool Corp.	1,967	273
	Garmin Ltd.	3,095	265
	Gentex Corp.	10,440	240
	Lear Corp.	1,394	199
*	Norwegian Cruise Line Holdings Ltd.	3,092	174
			3,487,020
Consumer Staples (5.3%)
	Philip Morris International Inc.	6,461,232	559,284
	Coca-Cola Co.	9,551,110	468,578
	Imperial Brands plc ADR	11,519,292	368,617
	Procter & Gamble Co.	3,056,004	325,403
	PepsiCo Inc.	2,139,267	273,933
	Mondelez International Inc. Class A	3,375,168	171,627
	Unilever plc ADR	2,210,000	134,368
	Nestle SA	1,040,100	100,139
	Kroger Co.	2,542,552	65,547
	Kellogg Co.	519,900	31,350
	Kimberly-Clark Corp.	23,570	3,026
	Walmart Inc.	20,950	2,155
	Sysco Corp.	29,734	2,092
	Lamb Weston Holdings Inc.	25,244	1,768

Windsor II Fund

			Market
			Value•
		Shares	($000)
	Archer-Daniels-Midland Co.	23,019	1,027
	Altria Group Inc.	18,365	998
	Molson Coors Brewing Co. Class B	9,220	592
			2,510,504
Energy (9.5%)
	BP plc ADR	14,396,960	629,579
	EOG Resources Inc.	6,468,999	621,347
	Chevron Corp.	4,692,190	563,344
	Phillips 66	5,484,738	517,046
	Schlumberger Ltd.	8,381,430	357,720
	Halliburton Co.	10,514,254	297,869
	Suncor Energy Inc.	7,226,480	238,474
	Valero Energy Corp.	2,156,930	195,547
	Apache Corp.	5,536,800	182,216
	Marathon Oil Corp.	10,203,170	173,862
	Hess Corp.	2,653,800	170,162
	ConocoPhillips	1,940,538	122,487
	Royal Dutch Shell plc ADR	1,851,106	117,601
	Murphy Oil Corp.	3,576,001	97,410
	National Oilwell Varco Inc.	3,096,400	80,940
	Marathon Petroleum Corp.	643,257	39,155
	Kosmos Energy Ltd.	5,732,500	38,350
	Cabot Oil & Gas Corp.	1,135,720	29,404
	Exxon Mobil Corp.	106,246	8,529
	Devon Energy Corp.	71,527	2,299
	Plains GP Holdings LP Class A	79,559	1,878
	HollyFrontier Corp.	28,501	1,360
	Occidental Petroleum Corp.	10,631	626
	Kinder Morgan Inc.	31,294	622
			4,487,827
Financials (19.8%)
	Wells Fargo & Co.	26,433,130	1,279,628
	American International Group Inc.	21,154,362	1,006,313
	Bank of America Corp.	25,960,141	793,861
	JPMorgan Chase & Co.	5,835,232	677,179
	American Express Co.	5,502,128	645,014
	US Bancorp	11,363,523	605,903
	Citigroup Inc.	7,640,301	540,169
	State Street Corp.	6,776,286	458,484
	Intercontinental Exchange Inc.	4,763,557	387,515
	Northern Trust Corp.	3,869,726	381,361
	Citizens Financial Group Inc.	6,500,985	235,336
	Fifth Third Bancorp	7,896,556	227,579
	Aon plc	1,156,750	208,377
	Goldman Sachs Group Inc.	953,464	196,337
	Bank of New York Mellon Corp.	3,894,614	193,407
	Capital One Financial Corp.	1,811,280	168,141
	Commerce Bancshares Inc.	2,520,197	152,296
	Travelers Cos. Inc.	1,040,700	149,601
	AXA Equitable Holdings Inc.	5,423,438	123,058
	Discover Financial Services	1,491,293	121,525
	Navient Corp.	8,938,203	120,755
	Synchrony Financial	2,628,854	91,142
	SLM Corp.	8,938,122	90,811
	Morgan Stanley	1,770,264	85,415
	Barclays plc	31,514,564	67,631
	China Construction Bank Corp.	56,748,000	50,027
	CIT Group Inc.	839,069	44,697
	Ally Financial Inc.	1,411,774	41,944
	Royal Bank of Scotland Group plc	12,529,200	39,233
	Sumitomo Mitsui Financial Group Inc.	1,036,900	37,687
	Industrial & Commercial Bank of China Ltd.	45,262,000	34,044
	Banco de Sabadell SA	24,989,467	29,096
	Aflac Inc.	60,536	3,050
	Progressive Corp.	37,626	2,940
	MetLife Inc.	61,296	2,828
	Allstate Corp.	27,702	2,744
	SunTrust Banks Inc.	37,451	2,452
*	Brighthouse Financial Inc.	51,366	2,147
	Torchmark Corp.	22,875	2,005
	Regions Financial Corp.	127,570	1,981
*	SVB Financial Group	7,312	1,841
	Comerica Inc.	21,080	1,657
	E*TRADE Financial Corp.	31,927	1,617
*	Alleghany Corp.	1,399	919
	Franklin Resources Inc.	21,987	761
	Ameriprise Financial Inc.	4,862	714
	Jefferies Financial Group Inc.	33,769	695
	Voya Financial Inc.	8,429	463
			9,312,380
Health Care (14.2%)
	Medtronic plc	13,696,797	1,216,413
	Johnson & Johnson	7,763,292	1,096,177
	Pfizer Inc.	19,676,984	799,082
^	Sanofi ADR	11,700,906	511,681
	Cigna Corp.	3,056,423	485,482
	CVS Health Corp.	8,290,329	450,828

Windsor II Fund

			Market
			Value•
		Shares	($000)
	Anthem Inc.	1,392,224	366,197
	UnitedHealth Group Inc.	1,208,300	281,618
	Danaher Corp.	1,509,699	199,945
	Gilead Sciences Inc.	2,970,090	193,175
	Zoetis Inc.	1,722,747	175,445
	GlaxoSmithKline plc ADR	3,026,900	124,496
	Thermo Fisher Scientific Inc.	435,167	120,737
*	Laboratory Corp. of America Holdings	724,007	115,783
	Humana Inc.	451,328	115,274
	Roche Holding AG	394,400	104,068
*	Elanco Animal Health Inc.	2,712,935	85,457
	Merck & Co. Inc.	1,036,550	81,587
	AbbVie Inc.	593,516	47,119
	Zimmer Biomet Holdings Inc.	325,300	40,064
*	Biogen Inc.	171,900	39,406
	Abbott Laboratories	40,315	3,207
	Eli Lilly & Co.	24,503	2,868
	Bristol-Myers Squibb Co.	54,526	2,532
	Agilent Technologies Inc.	31,405	2,465
	Cardinal Health Inc.	42,608	2,075
	Universal Health Services Inc. Class B	15,558	1,974
	Amgen Inc.	10,863	1,948
	McKesson Corp.	16,042	1,913
*	IQVIA Holdings Inc.	9,700	1,347
*	Syneos Health Inc.	28,466	1,336
			6,671,699
Industrials (9.6%)
	General Electric Co.	75,288,475	765,684
	United Technologies Corp.	4,939,478	704,419
*	Johnson Controls International plc	18,153,009	680,738
	Honeywell International Inc.	2,143,203	372,124
	Raytheon Co.	2,066,698	367,025
	General Dynamics Corp.	1,503,348	268,678
	Caterpillar Inc.	1,495,584	208,514
	Norfolk Southern Corp.	950,480	193,917
	Deere & Co.	1,105,235	183,060
	Cummins Inc.	1,087,400	180,824
	Eaton Corp. plc	2,097,590	173,722
^	CNH Industrial NV	14,452,700	157,535
	Stanley Black & Decker Inc.	488,022	71,544
	Rockwell Automation Inc.	304,702	55,063
	PACCAR Inc.	660,878	47,365
	Fluor Corp.	1,032,300	41,013
	Embraer SA ADR	1,339,300	26,799
^	Wabtec Corp.	189,443	14,032
	Illinois Tool Works Inc.	18,228	2,837
*	United Continental Holdings Inc. Holdings Inc.	23,866	2,121
	Expeditors International of Washington Inc.	25,337	2,012
	WW Grainger Inc.	7,055	1,990
	Dover Corp.	18,577	1,821
	Allison Transmission Holdings Inc.	38,634	1,810
	Pentair plc	44,053	1,718
	KAR Auction Services Inc.	24,765	1,399
	Waste Management Inc	. 6,997	751
	3M Co.	830	157
			4,528,672
Information Technology (15.9%)
	Microsoft Corp.	15,605,782	2,038,115
	Oracle Corp.	16,829,840	931,195
	QUALCOMM Inc.	9,622,489	828,785
	Apple Inc.	3,827,963	768,157
	Cisco Systems Inc.	8,331,659	466,156
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,567,119	331,591
	Samsung Electronics Co. Ltd.	7,670,000	301,563
	Visa Inc. Class A	1,719,230	282,693
	Analog Devices Inc.	2,195,264	255,178
	Hewlett Packard Enterprise Co.	14,585,600	230,598
*	Palo Alto Networks Inc.	605,250	150,604
	Texas Instruments Inc.	1,166,430	137,441
	Corning Inc.	4,067,600	129,553
	Accenture plc Class A	634,795	115,958
	Motorola Solutions Inc.	685,885	99,392
	Skyworks Solutions Inc.	1,067,175	94,104
	Telefonaktiebolaget LM Ericsson ADR	8,591,200	85,053
	TE Connectivity Ltd.	741,800	70,953
*	Micron Technology Inc.	1,374,700	57,820
*	Worldpay Inc. Class A	491,327	57,588
*	Teradata Corp.	800,700	36,408
	Intel Corp.	154,453	7,883
	International Business Machines Corp.	27,141	3,807
	KLA-Tencor Corp.	19,941	2,542
	HP Inc.	123,405	2,462
*	Advanced Micro Devices Inc.	79,868	2,207
	NetApp Inc.	29,320	2,136
	Sabre Corp.	85,483	1,775
	Avnet Inc.	35,898	1,745

Windsor II Fund

			Market
			Value•
		Shares	($000)
*	Zebra Technologies Corp.	6,853	1,447
	Broadcom Inc.	4,410	1,404
	DXC Technology Co.	16,004	1,052
	Lam Research Corp.	4,682	971
	Western Union Co.	39,895	776
*	Dell Technologies Inc.	5,533	373
			7,499,485
Materials (3.8%)
	Air Products & Chemicals Inc.	3,804,497	782,927
	DowDuPont Inc.	14,379,545	552,894
*	Dow Inc.	3,891,552	220,768
	International Paper Co.	2,479,200	116,051
	Vulcan Materials Co.	700,733	88,369
	Ball Corp.	36,972	2,216
	Avery Dennison Corp.	18,407	2,037
	Mosaic Co.	57,740	1,508
	RPM International Inc.	23,623	1,433
	Steel Dynamics Inc.	41,323	1,309
	Nucor Corp.	14,109	805
			1,770,317
Other (0.6%)
	SPDR S&P 500 ETF Trust	895,443	263,278
[2]	Vanguard Value ETF	255,823	28,460
			291,738
Real Estate (0.5%)
	Prologis Inc.	2,620,300	200,898
	Simon Property Group Inc.	14,293	2,483
	VEREIT Inc.	247,877	2,047
	Park Hotels & Resorts Inc.	61,121	1,961
^	Omega Healthcare Investors Inc.	55,098	1,950
	Spirit Realty Capital Inc.	46,469	1,880
	Host Hotels & Resorts Inc.	93,602	1,801
	HCP Inc.	46,194	1,376
	Kimco Realty Corp.	47,349	823
	Regency Centers Corp.	9,909	666
	Brixmor Property Group Inc.	9,809	175
			216,060
Utilities (2.2%)
	Dominion Energy Inc.	7,362,054	573,283
	Exelon Corp.	5,283,108	269,174
	Southern Co.	1,992,013	106,015
	PPL Corp.	3,245,605	101,295
	FirstEnergy Corp.	62,721	2,636
	AES Corp.	130,532	2,235
	CenterPoint Energy Inc.	68,084	2,111
	NRG Energy Inc.	48,401	1,993
	OGE Energy Corp.	45,824	1,940
	NextEra Energy Inc.	3,952	768
	Pinnacle West Capital Corp.	5,307	506
			1,061,956
Total Common Stocks (Cost $34,261,991)			45,221,983
Temporary Cash Investments (4.4%)[1]
Money Market Fund (4.3%)
3,4	Vanguard Market Liquidity Fund, 2.545%	20,683,187	2,068,526

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill, 2.411%, 5/23/19	100	100
5	United States Treasury Bill, 2.390%, 7/5/19	30,000	29,870
			29,970
Total Temporary Cash Investments (Cost $2,098,425)			2,098,496
Total Investments (100.4%) (Cost $36,360,416)			47,320,479

Windsor II Fund

Amount
($000)
Other Assets and Liabilities (-0.4%)
Other Assets
Investment in Vanguard	2,263
Receivables for Investment Securities Sold	33,167
Receivables for Accrued Income	49,367
Receivables for Capital Shares Issued	4,757
Variation Margin Receivable—Futures Contracts	550
Other Assets	1,865
Total Other Assets	91,969
Liabilities
Payables for Investment Securities Purchased	(142,129)
Collateral for Securities on Loan	(59,777)
Payables to Investment Advisor	(12,312)
Payables for Capital Shares Redeemed	(21,157)
Payables to Vanguard	(51,291)
Variation Margin Payable—Futures Contracts	(16)
Total Liabilities	(286,682)
Net Assets (100%)	47,125,766

At April 30, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	33,953,947
Total Distributable Earnings (Loss)	13,171,819
Net Assets	47,125,766

Investor Shares—Net Assets
Applicable to 337,751,454 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,283,849
Net Asset Value Per Share—Investor Shares	$36.37

Admiral Shares—Net Assets
Applicable to 539,856,351 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	34,841,917
Net Asset Value Per Share—Admiral Shares	$64.54

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $58,083,000.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 96.6% and 3.8%, respectively, of net assets.

2   Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

3   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4   Includes $59,777,000 of collateral received for securities on loan.

5   Securities with a value of $13,641,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	1,992	293,671	7,664

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund

Statement of Operations

Six Months Ended April 30, 2019
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	580,649
Dividends—Affiliated Issuers	503
Interest—Unaffiliated Issuers	332
Interest—Affiliated Issuers	16,490
Securities Lending—Net	167
Total Income	598,141
Expenses
Investment Advisory Fees—Note B
Basic Fee	31,525
Performance Adjustment	(6,939)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	11,816
Management and Administrative—Admiral Shares	21,796
Marketing and Distribution—Investor Shares	546
Marketing and Distribution—Admiral Shares	601
Custodian Fees	189
Shareholders’ Reports—Investor Shares	248
Shareholders’ Reports—Admiral Shares	176
Trustees’ Fees and Expenses	21
Total Expenses	59,979
Net Investment Income	538,162
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	2,023,179
Investment Securities Sold—Affiliated Issuers	(179,455)
Futures Contracts	46,247
Foreign Currencies	(125)
Realized Net Gain (Loss)	1,889,846
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	572,854
Investment Securities—Affiliated Issuers	103,790
Futures Contracts	11,933
Foreign Currencies	(69)
Change in Unrealized Appreciation (Depreciation)	688,508
Net Increase (Decrease) in Net Assets Resulting from Operations	3,116,516

1 Dividends are net of foreign withholding taxes of $3,884,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	538,162	1,029,684
Realized Net Gain (Loss)	1,889,846	3,682,687
Change in Unrealized Appreciation (Depreciation)	688,508	(2,436,557)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,116,516	2,275,814
Distributions
Net Investment Income
Investor Shares	(148,335)	(252,654)
Admiral Shares	(432,011)	(710,493)
Realized Capital Gain[1]
Investor Shares	(873,499)	(828,642)
Admiral Shares	(2,466,823)	(2,184,797)
Total Distributions	(3,920,668)	(3,976,586)
Capital Share Transactions
Investor Shares	431,242	(1,134,007)
Admiral Shares	1,312,309	(130,763)
Net Increase (Decrease) from Capital Share Transactions	1,743,551	(1,264,770)
Total Increase (Decrease)	939,399	(2,965,542)
Net Assets
Beginning of Period	46,186,367	49,151,909
End of Period	47,125,766	46,186,367

1  Includes fiscal 2019 and 2018 short-term gain distributions totaling $181,005,000 and $190,915,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Six Months Ended April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$37.39	$38.81	$35.03	$36.73	$39.59	$36.19
Investment Operations
Net Investment Income	.405 [1]	.783 [1]	.750 [1]	.847 [1]	.809	.868
Net Realized and Unrealized Gain (Loss) on Investments	1.768	.950	5.847	.096	(.229)	4.167
Total from Investment Operations	2.173	1.733	6.597	.943	.580	5.035
Distributions
Dividends from Net Investment Income	(.464)	(.740)	(.851)	(.781)	(.827)	(.838)
Distributions from Realized Capital Gains	(2.729)	(2.413)	(1.966)	(1.862)	(2.613)	(.797)
Total Distributions	(3.193)	(3.153)	(2.817)	(2.643)	(3.440)	(1.635)
Net Asset Value, End of Period	$36.37	$37.39	$38.81	$35.03	$36.73	$39.59

Total Return[2]	7.12%	4.44%	19.60%	2.86%	1.57%	14.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,284	$12,061	$13,638	$13,773	$15,397	$17,312
Ratio of Total Expenses to Average Net Assets[3]	0.33%	0.33%	0.34%	0.33%	0.34%	0.36%
Ratio of Net Investment Income to Average Net Assets	2.36%	2.04%	2.01%	2.46%	2.12%	2.28%
Portfolio Turnover Rate	28%	29%	32%	33%	26%	27%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1       Calculated based on average shares outstanding.

2       Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3       Includes performance-based investment advisory fee increases (decreases) of (0.03%), (0.03%), (0.02%), (0.03%), (0.02%), and 0.00%.

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Six Months Ended April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$66.35	$68.88	$62.18	$65.20	$70.27	$64.23
Investment Operations
Net Investment Income	.744 [1]	1.443 [1]	1.377 [1]	1.552 [1]	1.492	1.601
Net Realized and Unrealized Gain (Loss) on Investments	3.138	1.682	10.376	.168	(.401)	7.398
Total from Investment Operations	3.882	3.125	11.753	1.720	1.091	8.999
Distributions
Dividends from Net Investment Income	(.848)	(1.371)	(1.565)	(1.437)	(1.525)	(1.545)
Distributions from Realized Capital Gains	(4.844)	(4.284)	(3.488)	(3.303)	(4.636)	(1.414)
Total Distributions	(5.692)	(5.655)	(5.053)	(4.740)	(6.161)	(2.959)
Net Asset Value, End of Period	$64.54	$66.35	$68.88	$62.18	$65.20	$70.27

Total Return[2]	7.17%	4.52%	19.68%	2.94%	1.66%	14.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34,842	$34,126	$35,514	$30,991	$31,763	$32,898

Ratio of Total Expenses to Average Net Assets[3]	0.25%	0.25%	0.26%	0.25%	0.26%	0.28%
Ratio of Net Investment Income to Average Net Assets	2.44%	2.12%	2.09%	2.54%	2.20%	2.36%
Portfolio Turnover Rate	28%	29%	32%	33%	26%	27%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1  Calculated based on average shares outstanding.

2  Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3  Includes performance-based investment advisory fee increases (decreases) of (0.03%), (0.03%), (0.02%), (0.03%), (0.02%), and 0.00%.

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund

Notes to Financial Statements

Vanguard Windsor II Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Windsor II Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2019, the fund’s average investments in long and short futures contracts each represented less than 1% and 0% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

Windsor II Fund

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The investment advisory firms Barrow, Hanley, Mewhinney & Strauss, LLC, Lazard Asset Management LLC, Hotchkis and Wiley Capital Management, LLC, and Sanders Capital, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Barrow, Hanley, Mewhinney & Strauss, LLC, is subject to quarterly adjustments based on performance relative to the MSCI US Prime Market 750 Index for the preceding three years. The basic fee of Lazard Asset Management LLC, is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years. The basic fee of Hotchkis and Wiley Capital Management, LLC, is subject to quarterly adjustments based on performance relative to the MSCI US Investable Market 2500 Index for the preceding five years. The basic fee of Sanders Capital, LLC, is subject to quarterly adjustments based on performance relative to the Russell 3000 Index for the preceding five years.

Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $254,000 for the six months ended April 30, 2019.

For the six months ended April 30, 2019, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.14% of the fund’s average net assets, before a decrease of $6,939,000 (0.03%) based on performance.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $2,263,000, representing 0.00% of the fund’s net assets and 0.91% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Windsor II Fund

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	44,427,246	794,737	—
Temporary Cash Investments	2,068,526	29,970	—
Futures Contracts—Assets[1]	550	—	—
Futures Contracts—Liabilities[1]	(16)	—	—
Total	46,496,306	824,707	—

1 Represents variation margin on the last day of the reporting period.

E. As of April 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	36,360,416
Gross Unrealized Appreciation	13,535,336
Gross Unrealized Depreciation	(2,567,609)
Net Unrealized Appreciation (Depreciation)	10,967,727

F. During the six months ended April 30, 2019, the fund purchased $6,209,319,000 of investment securities and sold $8,568,301,000 of investment securities, other than temporary cash investments.

Windsor II Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	375,400	11,073	803,624	21,108
Issued in Lieu of Cash Distributions	997,893	31,639	1,052,733	27,845
Redeemed	(942,051)	(27,533)	(2,990,364)	(77,778)
Net Increase (Decrease)—Investor Shares	431,242	15,179	(1,134,007)	(28,825)
Admiral Shares
Issued	888,117	14,573	2,416,874	35,509
Issued in Lieu of Cash Distributions	2,739,291	48,951	2,738,624	40,825
Redeemed	(2,315,099)	(37,970)	(5,286,261)	(77,631)
Net Increase (Decrease)—Admiral Shares	1,312,309	25,554	(130,763)	(1,297)

H. Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Oct. 31, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	April 30, 2019 Market Value ($000)
Adient plc	207,482	—	80,401	(190,058)	112,748	—	—	NA1
Vanguard Market Liquidity Fund	1,156,280	NA2	NA2	(187)	69	16,490	—	2,068,526
Vanguard Value ETF	46,703	—	20,006	10,790	(9,027)	503	—	28,460
Total	1,410,465		100,407	(179,455)	103,790	16,993	—	2,096,986

1  Not applicable—at April 30, 2019, the security was still held, but the issuer was no longer an affiliated company of the fund.

2  Not applicable—purchases and sales are for temporary cash investment purposes.

I. Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Windsor II Fund has renewed the fund’s investment advisory arrangements with Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley); Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley); Lazard Asset Management LLC (Lazard); Sanders Capital, LLC (Sanders Capital); and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

Barrow Hanley. Founded in 1979, Barrow Hanley is known for its commitment to value investing. An affiliate of BrightSphere Investment Group, Barrow Hanley remains independently managed. Using fundamental research, Barrow Hanley seeks to make long-term investments in quality or improving businesses that are undervalued due to short-term disappointments. The advisor seeks to construct a portfolio with strict adherence to valuation factors, with below-average price/earnings and price/book value ratios and above-average current yields. Barrow Hanley has advised the fund since the fund’s inception in 1985.

Hotchkis and Wiley. Founded in 1980, Hotchkis and Wiley is a value-oriented firm that manages various large-, mid-, and small-cap portfolios. Hotchkis and Wiley invests in companies where it believes that the present value of future cash flows exceeds the market price. The advisor believes that the market frequently undervalues companies due to the extrapolation of current trends, while capital flows usually cause a company’s returns and profitability to normalize over the long term. Hotchkis and Wiley seeks to identify these companies with a disciplined, bottom-up research process. The portfolio managers leverage the support of a broad analyst team, which is organized into sector teams in an effort to better understand the impact that industry dynamics and macro-economic risk factors might have on individual companies. Hotchkis and Wiley has managed a portion of the fund since 2003.

Lazard. Lazard, a subsidiary of the investment bank Lazard Ltd., provides investment management services for clients around the world in a variety of investment mandates, including international equities, domestic equities, and fixed income securities. The investment team employs a relative value, bottom-up stock-selection process to identify stocks with sustainable financial productivity and attractive valuations. Using scenario analysis, the team seeks to understand the durability and future direction of financial productivity and valuation. Lazard has managed a portion of the fund since 2007.

Sanders Capital. Founded in 2009, Sanders Capital employs a traditional, bottom-up, fundamental research approach to identify securities that are undervalued relative to their expected total return. The portfolio managers are supported by a well-credentialed and experienced sector analyst team, in addition to a quantitative research analyst. Sanders Capital has managed a portion of the fund since 2010.

Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the fund since 1991.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rate was also well below the peer-group average.

The board did not consider the profitability of Barrow Hanley, Hotchkis and Wiley, Lazard, or Sanders Capital in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Barrow Hanley, Hotchkis and Wiley, Lazard, and Sanders Capital. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board also concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets managed by Vanguard increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q732 062019

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WINDSOR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  June 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 18, 2019

VANGUARD WINDSOR FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 18, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.